Debt (Tables)	12 Months Ended
Dec. 31, 2011
Debt
Schedule of outstanding debt

	December 31,
	2011	2010
	(Dollars in Millions)
Long-term debt
Senior notes	$13,464	$10,472
Short-term borrowings	—	38
Total debt	$13,464	$10,510

Schedule of Senior notes issued on 10 March 2011

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.500% senior notes due 2016	$1,500	$1,497
5.000% senior notes due 2021	1,500	1,493
6.375% senior notes due 2041	1,000	1,000
	$4,000	$3,990

Schedule of Senior notes issued on 17 August 2010

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.125% senior notes due in 2016	$750	$750
4.600% senior notes due in 2021	1,000	999
6.000% senior notes due in 2040	1,250	1,233
	$3,000	$2,982

Schedule of Senior notes issued on 11 March 2010

	Principal	Proceeds, net of discount
	(Dollars in Millions)
3.550% senior notes due in 2015	$1,200	$1,199
5.200% senior notes due in 2020	1,300	1,298
6.350% senior notes due in 2040	500	499
	$3,000	$2,996

Schedule of Senior notes issued on 22 September 2009

	Principal	Proceeds, net of discount
	(Dollars in Millions)
4.750% senior notes due in 2014	$1,000	$997
5.875% senior notes due in 2019	1,000	993
	$2,000	$1,990

Schedule of outstanding senior notes

	Principal amount	Carrying value, net of unamortized original issue discounts or including premiums
	2011	2011	2010
	(Dollars in Millions)
4.750% senior notes due in 2014	$1,000	$999	$998
3.550% senior notes due in 2015	1,200	1,199	1,199
6.375% senior notes due in 2015	—	—	1,002
3.125% senior notes due in 2016	750	750	750
3.500% senior notes due in 2016	1,500	1,498	—
7.625% senior notes due in 2016	1,500	1,500	1,500
5.875% senior notes due in 2019	1,000	994	994
5.200% senior notes due in 2020	1,300	1,298	1,298
4.600% senior notes due in 2021	1,000	999	999
5.000% senior notes due in 2021	1,500	1,494	—
6.350% senior notes due in 2040	500	499	499
6.000% senior notes due in 2040	1,250	1,234	1,233
6.375% senior notes due in 2041	1,000	1,000	—
Total senior notes	$13,500	$13,464	$10,472